Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss	$ (113,056)	$ (35,103)	$ (27,137)
Denominator
Weighted-average common shares - basic (in shares)	177,150,914	62,458,039	60,314,163
Weighted-average common shares - diluted (in shares)	177,150,914	62,458,039	60,314,163
Net loss per share attributable to stockholders
Basic (in usd per share)	$ (0.64)	$ (0.56)	$ (0.45)
Diluted (in usd per share)	$ (0.64)	$ (0.56)	$ (0.45)